UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4651

John Hancock Strategic Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Income Fund

(formerly John Hancock Strategic Income Fund)

Annual Report
5.31.12

A look at performance

Total returns for the period ended May 31, 2012

	Average annual total returns (%)			Cumulative total returns (%)			SEC 30-day
	with maximum sales charge			with maximum sales charge			yield (%)

							as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-12

Class A	–3.98	6.46	7.13	–3.98	36.74	99.04	4.62

Class B	–4.92	6.39	7.03	–4.92	36.28	97.30	4.12

Class C	–1.14	6.69	6.88	–1.14	38.24	94.49	4.12

Class I1	0.90	7.83	8.01	0.90	45.75	116.01	5.24

Class R1[1,2]	0.29	7.10	7.26	0.29	40.94	101.63	4.55

Class R3[1,2]	0.42	7.16	7.31	0.42	41.33	102.48	4.57

Class R4[1,2]	0.69	7.47	7.62	0.69	43.39	108.51	4.88

Class R5[1,2]	1.04	7.79	7.94	1.04	45.51	114.78	5.28

Class R6[1,2]	0.98	7.91	8.10	0.98	46.30	117.99	5.31

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I, Class R1, Class R3, Class R4, Class R5, and Class R6 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R3	Class R4	Class R5	Class R6*
Net/Gross (%)	0.92	1.62	1.62	0.52	1.13	1.06	0.79	0.52	0.46

* Expenses have been estimated for the class’s first full year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6 Income Fund | Annual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B [3]	5-31-02	$19,730	$19,730	$17,438

Class C3	5-31-02	19,449	19,449	17,438

Class I [1]	5-31-02	21,601	21,601	17,438

Class R1[1]	5-31-02	20,163	20,163	17,438

Class R3[1]	5-31-02	20,248	20,248	17,438

Class R4 [1]	5-31-02	20,851	20,851	17,438

Class R5 [1]	5-31-02	21,478	21,478	17,438

Class R6 [1]	5-31-02	21,799	21,799	17,438

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Class R2 shares were first offered on 3-1-12. Because the class has limited operating history, performance is not shown.

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 For certain types of investors as described in the Fund’s prospectuses.

2 The inception date for Class R1 shares is 8-5-03. The inception date for Class R3, Class R4 and Class R5 shares is 5-21-09. The inception date for Class R6 shares is 9-1-11. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R3, Class R4 and Class R5 shares, respectively, and the estimated gross fees and expenses of Class R6 shares.

3 No contingent deferred sales charge is applicable.

Annual report | Income Fund 7

Management’s discussion of

Fund performance

By John Hancock Asset management a division of manulife Asset management (US) LLC

Shortly after the period ended, John Hancock Strategic Income Fund changed its name to John Hancock Income Fund. The name change will have no effect on the Fund’s objective or strategy and the Fund will continue to be managed by the same team.

During the 12-month period ended May 31, 2012, global bond markets generally produced positive returns, with longer-dated U.S. Treasuries leading the way, as a number of concerns bolstered investor demand for low-risk assets. For the 12 months ended May 31, 2012, John Hancock Income Fund’s Class A shares had a total return of 0.51%, excluding sales charges, trailing its benchmark, the high-quality Barclays Capital U.S. Aggregate Bond Index, which advanced 7.12%. The average return of its peer group, the Morningstar, Inc. multi-sector bond fund category, was 2.60% during the period.

Asset allocation was the biggest factor hampering the Fund’s results versus its benchmark. In particular, holdings in U.S. corporate high-yield bonds had a negative impact on relative performance. Within that asset class, overweighting lower-rated securities also worked against the Fund. Elsewhere, the Fund’s exposure to non-U.S. dollar-denominated emerging-market debt detracted from performance. In several cases, the Fund was hurt more by currency movements than by adverse developments in the bonds themselves. Some of the Fund’s currency-related losses in non-U.S. dollar bonds were offset by the Fund’s forward foreign currency hedging activity. Additionally, relative to the benchmark, the Fund’s underweight position in U.S. Treasury bonds and overall shorter duration (interest-rate sensitivity) detracted during the period. Conversely, some of the Fund’s positions in high-quality government debt — for example, in the United Kingdom and Sweden — proved rewarding, benefiting in part from the perceived safe-haven appeal of those bonds. We liquidated the Fund’s positions in the United Kingdom. Among emerging-market holdings, the Fund gained from holdings in the Philippines, which were aided by a credit upgrade early in the period.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

The major risk factors in this Fund’s performance are interest-rate and credit risk. When interest rates rise, bond prices usually fall. Generally, an increase in the Fund’s average maturity will make it more sensitive to interest-rate risk.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. The Fund may not be appropriate for all investors. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs.

8 Income Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2011 with the same investment held until May 31, 2012.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[1]

Class A	$1,000.00	$1,048.90	$4.76

Class B	1,000.00	1,045.30	8.33

Class C	1,000.00	1,045.30	8.33

Class I	1,000.00	1,051.00	2.72

Class R1	1,000.00	1,048.50	6.20

Class R3	1,000.00	1,047.90	5.73

Class R4	1,000.00	1,050.80	4.20

Class R5	1,000.00	1,052.80	2.57

Class R6	1,000.00	1,051.40	2.36

For the class noted below, the example assumes an account value of $1,000.00 on March 1, 2012, with the same investment held until May 31, 2012.

	Account value	Ending value	Expenses paid during
	on 3-1-12	on 5-31-12	period ended 5-31-12[2]

Class R2	$1,000.00	$987.00	$1.80

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2012, by $1,000.00, then multiply it by the “expenses paid” for your

Annual report | Income Fund 9

Your expenses

share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2011, with the same investment held until May 31, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-11	on 5-31-12	period ended 5-31-12[3]

Class A	$1,000.00	$1,020.40	$4.70

Class B	1,000.00	1,016.90	8.22

Class C	1,000.00	1,016.90	8.22

Class I	1,000.00	1,022.40	2.68

Class R1	1,000.00	1,019.00	6.11

Class R2	1,000.00	1,021.40	3.64

Class R3	1,000.00	1,019.40	5.65

Class R4	1,000.00	1,020.90	4.14

Class R5	1,000.00	1,022.50	2.53

Class R6	1,000.00	1,022.70	2.33

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.93%, 1.63%, 1.63%, 0.53%, 1.21%, 1.12%, 0.82%, 0.50% and 0.46% for Class A, Class B, Class C, Class I, Class R1, Class R3, Class R4, Class R5 and Class R6 shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 0.72% for Class R2 shares, multiplied by the average account value over the period, multiplied by 92/366 (to reflect the period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

10 Income Fund | Annual report

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	51.4%	U.S. Government	1.7%

Foreign Government Obligations	25.2%	Convertible Bonds	1.3%

Collateralized Mortgage Obligations	4.8%	Asset-Backed Securities	0.9%

Term Loans	4.7%	Common Stocks	0.4%

Capital Preferred Securities	3.0%	U.S. Government Agency CMO	0.4%

Preferred Securities	3.0%	Short-Term Investments & Other	3.2%

Country Composition[1]

United States	54.7%	Indonesia	2.5%

Canada	6.1%	New Zealand	2.4%

Philippines	3.8%	Luxembourg	2.2%

Australia	3.5%	Germany	2.2%

Singapore	3.3%	Sweden	2.1%

Cayman Islands	2.8%	Other Countries	11.6%

South Korea	2.8%

Quality Composition[1,2]

U.S. Government	1.7%	BB	13.4%

U.S. Government Agency CMO	0.4%	B	21.9%

AAA	16.9%	CCC & Below	9.6%

AA	6.3%	Equity	3.4%

A	7.2%	Not Rated	2.5%

BBB	13.5%	Short-Term Investments & Other	3.2%

1 As a percentage of net assets on 5-31-12.

2 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Corporation ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-12 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Income Fund 11

Fund’s investments

As of 5-31-12

		Maturity
	Rate (%)	date	Par value^	Value
Corporate Bonds 51.4%			$1,692,685,646

(Cost $1,653,287,881)

Consumer Discretionary 9.9%			326,128,116

Auto Components 1.2%

Allison Transmission, Inc. (S)	7.125	05-15-19	9,545,000	9,974,525

Hyva Global BV (S)	8.625	03-24-16	3,490,000	2,975,225

Lear Corp.	8.125	03-15-20	4,500,000	5,040,000

Tenneco, Inc.	6.875	12-15-20	3,185,000	3,384,063

The Goodyear Tire & Rubber Company	7.000	05-15-22	16,115,000	15,792,700

The Goodyear Tire & Rubber Company	8.750	08-15-20	2,495,000	2,663,413

TRW Automotive, Inc. (S)	8.875	12-01-17	1,090,000	1,215,350

Automobiles 0.7%

Chrysler Group LLC	8.250	06-15-21	2,600,000	2,606,500

Ford Motor Company	6.625	10-01-28	7,018,000	8,282,152

Ford Motor Company	7.450	07-16-31	3,662,000	4,769,755

Ford Motor Credit Company LLC	4.250	02-03-17	7,065,000	7,533,791

Food Products 0.2%

Simmons Foods, Inc. (S)	10.500	11-01-17	5,660,000	5,306,250

Hotels, Restaurants & Leisure 1.4%

Ameristar Casinos, Inc.	7.500	04-15-21	2,115,000	2,194,313

Arcos Dorados Holdings, Inc. (BRL) (D)(S)	10.250	07-13-16	10,025,000	5,256,433

CCM Merger, Inc. (S)	9.125	05-01-19	8,555,000	8,555,000

Fontainebleau Las Vegas Holdings LLC (H)(S)	10.250	06-15-15	3,455,000	2,159

Great Canadian Gaming Corp. (S)	7.250	02-15-15	4,330,000	4,384,125

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	1,639,000	1,491,490

MGM Resorts International	6.625	07-15-15	16,860,000	17,313,113

MGM Resorts International (S)	8.625	02-01-19	3,375,000	3,569,063

Waterford Gaming LLC (S)	8.625	09-15-14	4,315,666	2,483,470

Household Durables 0.4%

Beazer Homes USA, Inc.	8.125	06-15-16	4,410,000	4,024,125

Beazer Homes USA, Inc.	9.125	05-15-19	1,945,000	1,614,350

Meritage Homes Corp. (S)	7.000	04-01-22	3,160,000	3,207,400

Standard Pacific Corp.	8.375	05-15-18	3,025,000	3,248,094

Standard Pacific Corp.	8.375	01-15-21	1,835,000	1,963,450

Media 4.6%

AMC Entertainment, Inc.	8.750	06-01-19	8,710,000	9,319,700

AMC Entertainment, Inc.	9.750	12-01-20	8,555,000	9,196,625

12 Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Media (continued)

Cablevision Systems Corp.	8.000	04-15-20	6,700,000	$6,984,750

Cablevision Systems Corp.	8.625	09-15-17	4,905,000	5,358,713

CCO Holdings LLC	7.000	01-15-19	13,570,000	14,282,425

Cinemark USA, Inc.	7.375	06-15-21	3,950,000	4,226,500

Cinemark USA, Inc.	8.625	06-15-19	1,435,000	1,560,563

Clear Channel Communications, Inc.	9.000	03-01-21	2,980,000	2,562,800

Clear Channel Communications, Inc.	10.750	08-01-16	12,425,000	8,076,250

Clear Channel Communications, Inc., PIK	11.000	08-01-16	15,074,084	9,647,414

Comcast Corp.	4.950	06-15-16	1,800,000	2,027,398

DISH DBS Corp. (S)	4.625	07-15-17	1,670,000	1,626,163

DISH DBS Corp.	7.875	09-01-19	18,000,000	20,025,000

Ono Finance II PLC (S)	10.875	07-15-19	750,000	600,000

Quebecor Media, Inc. (CAD) (D)(S)	7.375	01-15-21	1,310,000	1,331,752

Regal Entertainment Group	9.125	08-15-18	1,445,000	1,571,438

Shaw Communications, Inc. (CAD) (D)	5.500	12-07-20	3,155,000	3,340,020

Shaw Communications, Inc. (CAD) (D)	5.700	03-02-17	2,325,000	2,489,304

Shaw Communications, Inc. (CAD) (D)	6.100	11-16-12	9,000,000	8,877,136

Shaw Communications, Inc. (CAD) (D)	6.500	06-02-14	3,055,000	3,184,879

Videotron Ltee (CAD) (D)(S)	7.125	01-15-20	4,670,000	4,839,013

Virgin Media Secured Finance PLC	5.250	01-15-21	2,210,000	2,474,382

WMG Acquisition Corp.	11.500	10-01-18	8,725,000	9,292,125

XM Satellite Radio, Inc. (S)	7.625	11-01-18	17,740,000	18,981,800

Multiline Retail 0.4%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	6,800,000	7,316,875

Michaels Stores, Inc.	11.375	11-01-16	6,265,000	6,656,625

Specialty Retail 0.6%

Automotores Gildemeister SA (S)	8.250	05-24-21	7,600,000	7,733,000

Empire Today LLC (S)	11.375	02-01-17	3,185,000	3,185,000

Gymboree Corp.	9.125	12-01-18	3,065,000	2,720,188

Hillman Group, Inc.	10.875	06-01-18	3,170,000	3,304,725

Toys R Us Property Company II LLC	8.500	12-01-17	1,575,000	1,620,281

Textiles, Apparel & Luxury Goods 0.4%

Burlington Coat Factory Warehouse Corp.	10.000	02-15-19	8,545,000	8,822,713

PVH Corp.	7.375	05-15-20	3,700,000	4,042,250

Consumer Staples 2.8%				91,945,741

Beverages 0.2%

Anheuser-Busch InBev Worldwide, Inc. (BRL) (D)	9.750	11-17-15	7,710,000	4,214,629

Corp. Lindley SA (S)	6.750	11-23-21	3,160,000	3,349,600

Food & Staples Retailing 0.3%

Rite Aid Corp. (S)	9.250	03-15-20	9,835,000	9,441,600

Food Products 1.1%

B&G Foods, Inc.	7.625	01-15-18	3,770,000	4,033,900

Corp. Pesquera Inca SAC (S)	9.000	02-10-17	4,645,000	4,923,700

Del Monte Corp.	7.625	02-15-19	9,915,000	9,617,550

Marfrig Holding Europe BV (S)	8.375	05-09-18	6,135,000	4,355,850

TreeHouse Foods, Inc.	7.750	03-01-18	2,500,000	2,700,000

Viterra, Inc. (CAD) (D)	8.500	07-07-14	9,700,000	9,673,234

See notes to financial statements	Annual report | Income Fund 13

		Maturity
	Rate (%)	date	Par value^	Value
Household Products 1.2%

Reynolds Group Issuer, Inc. (S)	8.500	05-15-18	2,910,000	$2,728,125

Reynolds Group Issuer, Inc. (S)	8.500	02-15-21	1,590,000	1,474,725

Reynolds Group Issuer, Inc. (S)	9.000	04-15-19	27,175,000	26,088,000

Yankee Candle Company, Inc.	8.500	02-15-15	277,000	283,928

Yankee Candle Company, Inc., Series B	9.750	02-15-17	2,180,000	2,234,500

YCC Holdings LLC, PIK	10.250	02-15-16	5,440,000	5,453,600

Personal Products 0.0%

Revlon Consumer Products Corp.	9.750	11-15-15	1,280,000	1,372,800

Energy 4.5%			148,100,596

Energy Equipment & Services 1.5%

Calfrac Holdings LP (S)	7.500	12-01-20	4,920,000	4,624,800

Forbes Energy Services, Ltd.	9.000	06-15-19	3,160,000	2,930,900

Inkia Energy, Ltd. (S)	8.375	04-04-21	12,190,000	12,677,600

Offshore Group Investments, Ltd.	11.500	08-01-15	21,705,000	23,115,825

PHI, Inc.	8.625	10-15-18	4,875,000	4,996,875

Trinidad Drilling, Ltd. (S)	7.875	01-15-19	2,490,000	2,614,500

Oil, Gas & Consumable Fuels 3.0%

Alpha Natural Resources, Inc.	6.250	06-01-21	7,920,000	7,048,800

Arch Coal, Inc. (S)	7.000	06-15-19	2,855,000	2,448,163

Arch Coal, Inc. (S)	7.250	06-15-21	5,115,000	4,360,538

Energy Partners, Ltd.	8.250	02-15-18	2,405,000	2,380,950

EV Energy Partners LP	8.000	04-15-19	4,535,000	4,580,350

Linn Energy LLC (S)	6.250	11-01-19	4,670,000	4,448,175

Linn Energy LLC	8.625	04-15-20	2,725,000	2,888,500

MarkWest Energy Partners LP	6.500	08-15-21	3,095,000	3,195,588

McMoRan Exploration Company	11.875	11-15-14	7,415,000	7,748,675

Niska Gas Storage US LLC	8.875	03-15-18	4,380,000	4,171,950

Pan American Energy LLC (S)	7.875	05-07-21	3,785,000	3,264,563

Peabody Energy Corp. (S)	6.250	11-15-21	8,025,000	8,004,938

Pertamina Persero PT (S)	5.250	05-23-21	3,910,000	3,851,350

Pertamina Persero PT (S)	6.500	05-27-41	2,800,000	2,772,000

Petrobras International Finance Company	5.375	01-27-21	5,035,000	5,377,068

Petroleos Mexicanos	6.000	03-05-20	2,685,000	3,027,338

RDS Ultra-Deepwater, Ltd. (S)	11.875	03-15-17	8,065,000	8,710,200

Regency Energy Partners LP	9.375	06-01-16	4,550,000	4,982,250

Valero Energy Corp.	4.500	02-01-15	1,530,000	1,635,879

Valero Energy Corp.	6.125	02-01-20	1,530,000	1,785,296

W&T Offshore, Inc.	8.500	06-15-19	5,735,000	5,935,725

Westmoreland Coal Company	10.750	02-01-18	4,915,000	4,521,800

Financials 16.3%			537,717,512

Capital Markets 0.7%

Affinion Group Holdings, Inc.	11.625	11-15-15	3,970,000	3,195,850

E*Trade Financial Corp.	6.750	06-01-16	4,260,000	4,323,900

Hongkong Land Treasury Services Singapore
Pte, Ltd. (SGD) (D)	3.860	12-29-17	4,000,000	3,305,556

Macquarie Group, Ltd. (S)	7.300	08-01-14	1,735,000	1,842,174

Temasek Financial I, Ltd. (SGD) (D)	3.265	02-19-20	12,250,000	10,389,076

14 Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Commercial Banks 4.0%

ANZ National International, Ltd. (SGD) (D)	2.950	07-27-15	11,000,000	$8,710,897

Banco de Galicia y Buenos Aires (S)	8.750	05-04-18	6,505,000	5,073,900

Banco Safra SA (BRL) (D)(S)	10.250	08-08-16	4,641,000	2,453,562

Banco Votorantim SA (BRL) (D)(S)	6.250	05-16-16	10,930,000	6,162,876

BanColombia SA	5.950	06-03-21	5,995,000	6,204,825

BBVA Bancomer SA (S)	6.500	03-10-21	10,010,000	9,834,825

CIT Group, Inc. (S)	7.000	05-02-17	15,479,708	15,460,358

DBS Bank, Ltd. (IDR) (D)(S)	6.890	12-23-13	66,000,000,000	6,338,809

First Tennessee Bank NA	5.050	01-15-15	1,624,000	1,671,988

M&I Marshall & Ilsley Bank	4.850	06-16-15	8,490,000	9,107,817

M&I Marshall & Ilsley Bank	5.000	01-17-17	7,370,000	7,990,237

PNC Funding Corp.	5.625	02-01-17	3,360,000	3,761,822

Regions Financial Corp.	7.375	12-10-37	4,085,000	3,962,450

Standard Chartered Bank (SGD) (D)	2.220	07-05-13	17,000,000	13,302,427

State Bank of India/London (S)	4.500	07-27-15	3,680,000	3,729,165

Synovus Financial Corp.	5.125	06-15-17	1,595,000	1,463,413

The Royal Bank of Scotland PLC (SGD) (D)(P)	2.178	03-31-14	6,250,000	4,817,287

Wells Fargo & Company	2.625	12-15-16	7,380,000	7,526,596

Western Alliance Bancorp	10.000	09-01-15	1,675,000	1,809,000

Wilmington Trust Corp.	4.875	04-15-13	5,205,000	5,341,178

Zions Bancorporation	6.000	09-15-15	6,830,000	7,107,189

Consumer Finance 0.4%

Capital One Financial Corp.	6.150	09-01-16	8,555,000	9,582,781

Discover Financial Services (S)	5.200	04-27-22	3,100,000	3,291,961

Diversified Financial Services 8.2%

Alfa Bank OJSC (S)	7.750	04-28-21	3,550,000	3,324,575

Banco Continental SA (7.375% to 10-07-20,
then 3 month LIBOR + 6.802%) (S)	7.375	10-07-40	3,455,000	3,607,456

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA/Netherlands (NZD) (D)	5.125	03-12-13	5,980,000	4,558,596

Corp Andina de Fomento	3.750	01-15-16	5,610,000	5,842,304

Council of Europe Development Bank (AUD) (D)	5.250	05-27-13	10,550,000	10,440,964

Eurofima (AUD) (D)	6.000	01-28-14	14,285,000	14,403,389

European Investment Bank (NOK) (D)	4.250	02-04-15	85,900,000	14,653,951

European Investment Bank (AUD) (D)	5.375	05-20-14	17,636,000	17,668,486

European Investment Bank (NZD) (D)	6.500	09-10-14	5,685,000	4,562,788

General Electric Capital Australia Funding Pty,
Ltd. (AUD) (D)	7.000	10-08-15	2,600,000	2,728,279

General Electric Capital Corp. (SEK) (D)	4.875	04-05-16	69,000,000	10,096,070

General Electric Capital Corp., Series A
(NZD) (D)	7.625	12-10-14	33,700,000	27,555,081

Gruposura Finance (S)	5.700	05-18-21	5,165,000	5,281,213

Inter-American Development Bank (INR) (D)	4.750	01-10-14	330,650,000	5,728,342

Inter-American Development Bank (AUD) (D)	5.375	05-27-14	13,790,000	14,024,578

Inter-American Development Bank, Series MPLE
(CAD) (D)	4.250	12-02-12	4,770,000	4,684,977

Intercorp Retail Trust (S)	8.875	11-14-18	3,985,000	4,224,100

International Bank for Reconstruction &
Development (NOK) (D)	3.250	04-14-14	50,300,000	8,441,029

See notes to financial statements	Annual report | Income Fund 15

		Maturity
	Rate (%)	date	Par value^	Value
Diversified Financial Services (continued)

International Bank for Reconstruction &
Development (NZD) (D)	4.500	08-16-16	9,400,000	$7,469,859

International Bank for Reconstruction &
Development (NZD) (D)	5.375	12-15-14	18,470,000	14,795,804

International Finance Corp. (AUD) (D)	7.500	02-28-13	9,510,000	9,565,267

iPayment, Inc.	10.250	05-15-18	1,620,000	1,449,900

Kreditanstalt für Wiederaufbau (NOK) (D)	4.000	12-15-14	38,410,000	6,533,387

Kreditanstalt für Wiederaufbau (AUD) (D)	5.750	05-13-15	22,750,000	23,557,472

Kreditanstalt für Wiederaufbau (AUD) (D)	6.000	01-19-16	11,500,000	12,057,027

Kreditanstalt für Wiederaufbau (AUD) (D)	6.000	08-20-20	14,600,000	15,739,995

Kreditanstalt für Wiederaufbau (IDR) (D)	7.000	10-22-12	146,400,000,000	15,224,821

Insurance 1.3%

American International Group, Inc. (8.175% to
5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	13,650,000	14,178,938

Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%)	6.375	03-29-67	1,560,000	1,583,400

CNO Financial Group, Inc. (S)	9.000	01-15-18	5,825,000	6,174,500

Glen Meadow Pass-Through Trust (6.505% to
2-15-17, then 3 month LIBOR + 2.125%) (S)	6.505	02-12-67	8,105,000	5,977,438

Lincoln National Corp. (7.000% to 5-17-16,
then 3 month LIBOR + 2.358%)	7.000	05-17-66	2,770,000	2,589,950

MetLife, Inc.	6.400	12-15-36	7,300,000	6,952,389

Symetra Financial Corp. (8.300% to 10-15-17,
then 3 month LIBOR + 4.177%) (S)	8.300	10-15-37	2,585,000	2,507,450

The Allstate Corp. (6.500% to 5-15-37, then 3
month LIBOR + 2.120%)	6.500	05-15-57	4,390,000	4,230,863

Real Estate Investment Trusts 0.3%

DuPont Fabros Technology LP	8.500	12-15-17	2,465,000	2,686,850

Goodman Funding Pty, Ltd. (S)	6.000	03-22-22	6,800,000	6,966,233

Real Estate Management & Development 1.2%

CapitaMalls Asia Treasury, Ltd. (SGD) (D)	3.950	08-24-17	14,250,000	11,271,799

Country Garden Holdings Company, Ltd. (S)	11.125	02-23-18	2,090,000	2,011,625

Realogy Corp. (S)	7.625	01-15-20	770,000	791,175

Realogy Corp. (S)	7.875	02-15-19	4,590,000	4,360,500

Realogy Corp.	11.500	04-15-17	8,470,000	7,495,950

Realogy Corp.	12.000	04-15-17	12,884,937	11,403,169

Yanlord Land Group, Ltd. (S)	10.625	03-29-18	4,170,000	3,612,054

Thrifts & Mortgage Finance 0.2%

Nationstar Mortgage LLC	10.875	04-01-15	2,980,000	3,218,400

Nationstar Mortgage LLC (S)	9.625	05-01-19	3,580,000	3,723,200

Health Care 2.3%				77,058,811

Biotechnology 0.1%

Grifols, Inc.	8.250	02-01-18	2,465,000	2,622,144

Health Care Equipment & Supplies 0.1%

Alere, Inc.	8.625	10-01-18	4,550,000	4,532,938

16 Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Health Care Providers & Services 1.6%

BioScrip, Inc.	10.250	10-01-15	6,320,000	$6,841,400

Community Health Systems, Inc.	8.000	11-15-19	3,555,000	3,630,544

Community Health Systems, Inc.	8.875	07-15-15	4,342,000	4,453,264

Emergency Medical Services Corp.	8.125	06-01-19	1,055,000	1,076,100

ExamWorks Group, Inc. (S)	9.000	07-15-19	8,115,000	8,236,725

HCA, Inc.	7.500	02-15-22	13,250,000	13,887,656

HCA, Inc.	8.000	10-01-18	2,135,000	2,359,175

HCA, Inc.	8.500	04-15-19	10,000,000	11,037,500

LifePoint Hospitals, Inc.	6.625	10-01-20	1,100,000	1,152,250

Pharmaceuticals 0.5%

Catalent Pharma Solutions, Inc., PIK	9.500	04-15-15	12,481,726	12,762,565

Endo Pharmaceuticals Holdings, Inc.	7.250	01-15-22	3,765,000	3,934,425

Valeant Pharmaceuticals International, Inc. (S)	7.000	10-01-20	550,000	532,125

Industrials 4.1%			136,973,403

Aerospace & Defense 0.3%

Bombardier, Inc. (S)	7.750	03-15-20	2,350,000	2,579,125

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	3,010,000	3,190,600

TransDigm, Inc.	7.750	12-15-18	5,505,000	5,849,063

Airlines 1.3%

America West Airlines 2001-1
Pass Through Trust	7.100	04-02-21	4,444,467	4,600,024

Delta Air Lines 2002-1 Class G-1
Pass Through Trust	6.718	01-02-23	2,454,127	2,601,375

Delta Air Lines 2007-1 Class A
Pass Through Trust	6.821	08-10-22	3,639,017	3,948,333

Delta Air Lines, Inc. (S)	9.500	09-15-14	5,329,000	5,608,773

Delta Air Lines, Inc. (S)	12.250	03-15-15	2,810,000	3,034,800

TAM Capital 3, Inc. (S)	8.375	06-03-21	5,440,000	5,385,600

TAM Capital, Inc.	7.375	04-25-17	3,135,000	3,135,000

United Air Lines, Inc. 2009-1
Pass Through Trust	10.400	11-01-16	1,750,944	2,004,831

United Air Lines, Inc. 2009-2A
Pass Through Trust	9.750	01-15-17	2,316,809	2,652,746

United Air Lines, Inc. (S)	9.875	08-01-13	964,000	992,920

United Air Lines, Inc. (S)	12.000	11-01-13	7,305,000	7,679,381

United Air Lines, Inc.	12.750	07-15-12	2,248,963	2,271,453

Building Products 0.3%

Euramax International, Inc.	9.500	04-01-16	1,370,000	1,226,150

Nortek, Inc.	8.500	04-15-21	2,700,000	2,619,000

Nortek, Inc.	10.000	12-01-18	5,125,000	5,406,875

Voto-Votorantim Overseas Trading
Operations NV (S)	6.625	09-25-19	1,205,000	1,298,388

Commercial Services & Supplies 0.4%

Covanta Holding Corp.	7.250	12-01-20	7,700,000	8,361,153

Garda World Security Corp. (S)	9.750	03-15-17	5,000,000	5,312,500

Construction & Engineering 0.3%

Aeropuertos Argentina 2000 SA (S)	10.750	12-01-20	4,375,700	4,025,644

Tutor Perini Corp.	7.625	11-01-18	4,835,000	4,822,913

See notes to financial statements	Annual report | Income Fund 17

		Maturity
	Rate (%)	date	Par value^	Value
Electrical Equipment 0.3%

Coleman Cable, Inc.	9.000	02-15-18	2,410,000	$2,500,375

WPE International Cooperatief UA (S)	10.375	09-30-20	8,350,000	7,006,485

Industrial Conglomerates 0.4%

Grupo KUO SAB de CV (S)	9.750	10-17-17	6,175,000	6,483,750

Hutchison Whampoa International, Ltd. (S)	4.625	09-11-15	2,550,000	2,709,306

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	2,100,000	2,126,250

Smiths Group PLC (S)	7.200	05-15-19	520,000	643,255

Machinery 0.2%

Thermadyne Holdings Corp.	9.000	12-15-17	2,735,000	2,789,700

Volvo Treasury AB (S)	5.950	04-01-15	2,590,000	2,837,428

Marine 0.1%

Navios Maritime Holdings, Inc.	8.125	02-15-19	4,310,000	3,814,350

Navios South American Logistics, Inc.	9.250	04-15-19	1,595,000	1,467,400

Road & Rail 0.3%

Avis Budget Car Rental LLC	9.625	03-15-18	2,675,000	2,905,719

Swift Services Holdings, Inc.	10.000	11-15-18	5,710,000	6,138,250

Trading Companies & Distributors 0.0%

Aircastle, Ltd. (S)	6.750	04-15-17	715,000	707,850

Aircastle, Ltd. (S)	7.625	04-15-20	715,000	716,788

Transportation Infrastructure 0.2%

SCF Capital, Ltd. (S)	5.375	10-27-17	5,880,000	5,519,850

Information Technology 0.9%				29,567,100

Computers & Peripherals 0.2%

Seagate HDD Cayman	7.000	11-01-21	5,960,000	6,258,000

Electronic Equipment, Instruments & Components 0.3%

CDW LLC	12.535	10-12-17	7,880,000	8,431,600

Freescale Semiconductor, Inc. (S)	9.250	04-15-18	2,390,000	2,515,475

IT Services 0.3%

Brightstar Corp. (S)	9.500	12-01-16	6,890,000	7,096,700

Equinix, Inc.	8.125	03-01-18	1,810,000	1,977,425

Software 0.1%

First Data Corp. (S)	8.875	08-15-20	3,080,000	3,287,900

Materials 5.6%			181,654,606

Chemicals 0.4%

American Pacific Corp.	9.000	02-01-15	5,560,000	5,532,200

Braskem Finance, Ltd. (S)	5.750	04-15-21	1,580,000	1,583,950

Braskem Finance, Ltd. (S)	7.000	05-07-20	4,225,000	4,541,875

Braskem Finance, Ltd. (Q)(S)	7.375	10-04-15	1,541,000	1,506,328

Ferro Corp.	7.875	08-15-18	460,000	457,700

Polymer Group, Inc.	7.750	02-01-19	930,000	967,200

Construction Materials 0.4%

China Shanshui Cement Group, Ltd. (S)	8.500	05-25-16	3,740,000	3,599,750

Votorantim Cimentos SA (S)	7.250	04-05-41	5,625,000	5,470,313

Vulcan Materials Company	7.500	06-15-21	1,330,000	1,436,400

18 Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Containers & Packaging 1.4%

AEP Industries, Inc.	8.250	04-15-19	4,050,000	$4,151,250

Ball Corp.	6.750	09-15-20	15,100,000	16,383,500

Berry Plastics Corp.	8.250	11-15-15	5,255,000	5,557,163

Berry Plastics Corp.	9.750	01-15-21	5,275,000	5,486,000

Cascades, Inc.	7.875	01-15-20	1,695,000	1,661,100

Graphic Packaging International, Inc.	7.875	10-01-18	761,000	839,003

Graphic Packaging International, Inc.	9.500	06-15-17	4,290,000	4,740,450

Owens-Brockway Glass Container, Inc.	7.375	05-15-16	2,440,000	2,696,200

Pretium Packaging LLC	11.500	04-01-16	1,765,000	1,795,888

Tekni-Plex, Inc. (S)	9.750	06-01-19	4,285,000	4,252,863

Metals & Mining 2.6%

APERAM (S)	7.750	04-01-18	2,880,000	2,606,400

CSN Islands XI Corp. (S)	6.875	09-21-19	1,560,000	1,677,000

CSN Islands XII Corp. (Q)(S)	7.000	09-23-15	2,800,000	2,688,000

Essar Steel Algoma, Inc. (S)	9.375	03-15-15	3,550,000	3,638,750

FMG Resources (August 2006) Pty, Ltd. (S)	6.875	04-01-22	13,670,000	13,157,375

Gerdau Trade, Inc. (S)	5.750	01-30-21	8,275,000	8,233,625

Inmet Mining Corp. (S)	8.750	06-01-20	5,755,000	5,611,125

Metinvest BV (S)	8.750	02-14-18	5,905,000	5,211,163

Rain CII Carbon LLC (S)	8.000	12-01-18	8,400,000	8,778,000

Rio Tinto Finance USA, Ltd.	7.125	07-15-28	3,985,000	5,489,812

Rio Tinto Finance USA, Ltd.	9.000	05-01-19	2,500,000	3,436,715

SunCoke Energy, Inc.	7.625	08-01-19	5,960,000	5,900,400

Teck Resources, Ltd.	10.750	05-15-19	693,000	842,524

Thompson Creek Metals Company, Inc.	7.375	06-01-18	3,675,000	3,031,875

Vale Overseas, Ltd.	4.625	09-15-20	2,400,000	2,475,641

Vedanta Resources PLC (S)	8.250	06-07-21	7,942,000	6,869,830

Winsway Coking Coal Holding, Ltd. (S)	8.500	04-08-16	4,920,000	4,501,800

Paper & Forest Products 0.8%

Celulosa Arauco y Constitucion SA	5.000	01-21-21	2,970,000	3,081,512

Longview Fibre Paper & Packaging, Inc. (S)	8.000	06-01-16	3,215,000	3,190,888

Mercer International, Inc.	9.500	12-01-17	3,280,000	3,403,000

Resolute Forest Products	10.250	10-15-18	3,630,000	4,110,975

Sappi Papier Holding GmbH (S)	7.500	06-15-32	8,249,000	6,681,690

Suzano Trading, Ltd. (S)	5.875	01-23-21	4,155,000	3,812,213

Verso Paper Holdings LLC	8.750	02-01-19	1,592,000	565,160

Telecommunication Services 4.2%			136,557,473

Diversified Telecommunication Services 2.7%

American Tower Corp.	4.700	03-15-22	3,640,000	3,781,520

American Tower Corp.	7.000	10-15-17	3,500,000	4,091,640

Axtel SAB de CV (S)	7.625	02-01-17	6,250,000	4,062,500

Axtel SAB de CV (S)	9.000	09-22-19	5,640,000	3,666,000

Cincinnati Bell, Inc.	8.375	10-15-20	6,780,000	6,661,350

Cincinnati Bell, Inc.	8.750	03-15-18	7,530,000	6,984,075

Crown Castle Towers LLC (S)	4.883	08-15-20	6,663,000	7,308,651

Frontier Communications Corp.	7.125	03-15-19	2,770,000	2,666,125

Frontier Communications Corp.	9.250	07-01-21	1,665,000	1,723,275

GTP Acquisition Partners I LLC (S)	7.628	06-15-16	5,175,000	5,393,323

See notes to financial statements	Annual report | Income Fund 19

		Maturity
	Rate (%)	date	Par value^	Value
Diversified Telecommunication Services (continued)

Intelsat Luxembourg SA	11.250	02-04-17	16,225,000	$15,941,063

Intelsat Luxembourg SA, PIK (S)	11.500	02-04-17	4,825,000	4,692,313

Level 3 Financing, Inc.	10.000	02-01-18	890,000	958,975

Oi SA (BRL) (D)(S)	9.750	09-15-16	6,235,000	3,276,942

Sable International Finance, Ltd. (S)	7.750	02-15-17	1,590,000	1,613,850

Satmex Escrow SA de CV	9.500	05-15-17	4,452,000	4,630,080

SingTel Group Treasury Pte, Ltd. (SGD) (D)	3.488	04-08-20	2,250,000	1,872,022

West Corp.	11.000	10-15-16	8,705,000	9,172,894

Wind Acquisition Finance SA (S)	7.250	02-15-18	1,500,000	1,282,500

Wireless Telecommunication Services 1.5%

CC Holdings GS V LLC (S)	7.750	05-01-17	2,365,000	2,542,375

Data & Audio Visual Enterprises Wireless, Inc.
(CAD) (D)	9.500	04-29-18	3,308,000	2,722,370

Digicel Group, Ltd. (S)	8.875	01-15-15	4,985,000	4,910,225

Digicel, Ltd. (S)	7.000	02-15-20	1,660,000	1,606,050

Digicel, Ltd. (S)	8.250	09-01-17	6,535,000	6,567,675

Nextel Communications, Inc.	6.875	10-31-13	1,775,000	1,775,000

Nextel Communications, Inc.	7.375	08-01-15	9,760,000	9,540,400

NII Capital Corp.	8.875	12-15-19	2,830,000	2,617,750

NII Capital Corp.	10.000	08-15-16	2,025,000	2,106,000

SBA Tower Trust (S)	5.101	04-17-17	4,770,000	5,232,017

Sprint Capital Corp.	8.750	03-15-32	6,820,000	5,745,850

Sprint Nextel Corp. (S)	9.000	11-15-18	1,305,000	1,412,663

Utilities 0.8%				26,982,288

Electric Utilities 0.5%

Appalachian Power Company	5.000	06-01-17	2,305,000	2,618,630

Centrais Eletricas do Para SA (H)(S)	10.500	06-03-16	4,275,000	1,282,986

Cia de Eletricidade do Estado da Bahia
(BRL) (D)(S)	11.750	04-27-16	5,938,000	3,223,894

Dubai Electricity & Water Authority (S)	7.375	10-21-20	4,890,000	5,144,280

United Maritime Group LLC	11.750	06-15-15	3,425,000	3,733,250

Independent Power Producers & Energy Traders 0.1%

AES Andres Dominicana, Ltd. (S)	9.500	11-12-20	4,065,000	4,207,275

Multi-Utilities 0.1%

Dominion Resources, Inc.	5.600	11-15-16	2,680,000	3,130,323

Water Utilities 0.1%

Cia de Saneamento Basico do Estado de Sao
Paulo (S)	6.250	12-16-20	3,460,000	3,641,650

Convertible Bonds 1.3%			$41,209,885

(Cost $38,644,760)

Consumer Discretionary 0.7%				23,659,307

Automobiles 0.4%

Ford Motor Company	4.250	11-15-16	10,235,000	14,827,956

20 Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Media 0.3%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	6,813,000	$8,831,351

Energy 0.1%				3,307,763

Oil, Gas & Consumable Fuels 0.1%

Chesapeake Energy Corp.	2.250	12-15-38	2,460,000	1,903,425

Chesapeake Energy Corp.	2.500	05-15-37	1,710,000	1,404,338

Financials 0.2%				5,295,338

Capital Markets 0.1%

Ares Capital Corp. (S)	5.750	02-01-16	1,735,000	1,752,350

Real Estate Investment Trusts 0.1%

Dundee International (CAD) (D)	5.500	07-31-18	1,570,000	1,531,466

Transglobe Apartment (CAD) (D)(S)	5.400	09-30-18	1,960,000	2,011,522

Health Care 0.1%				2,099,825

Health Care Equipment & Supplies 0.1%

Teleflex, Inc.	3.875	08-01-17	1,820,000	2,099,825

Industrials 0.2%				6,847,652

Airlines 0.2%

United Continental Holdings, Inc.	4.500	06-30-21	7,130,000	6,847,652

Foreign Government Obligations 25.2%			$829,607,888

(Cost $828,520,356)

Argentina 0.5%				17,736,613
Provincia de Buenos Aires (S)	10.875	01-26-21	3,735,000	2,110,275

Provincia de Buenos Aires (S)	11.750	10-05-15	5,560,000	4,086,600

Provincia de Cordoba (S)	12.375	08-17-17	3,990,000	2,673,300

Provincia de Neuquen Argentina (S)	7.875	04-26-21	6,470,000	5,305,400

Republic of Argentina	7.000	10-03-15	665,000	503,738

Republic of Argentina	8.750	06-02-17	3,870,000	3,057,300

Australia 2.5%				82,035,526
New South Wales Treasury Corp. (AUD) (D)	6.000	05-01-20	34,500,000	38,355,028

Queensland Treasury Corp. (AUD) (D)	6.000	10-21-15	31,611,000	33,334,474

Queensland Treasury Corp. (AUD) (D)	6.000	04-21-16	9,753,000	10,346,024

Brazil 0.8%				26,803,506
Federative Republic of Brazil (BRL) (D)	8.500	01-05-24	31,675,000	16,592,527

Federative Republic of Brazil (BRL) (D)	10.250	01-10-28	16,915,000	10,210,979

Canada 3.6%			117,617,231
Canada Housing Trust No. 1 (CAD) (D)(S)	2.750	06-15-16	15,475,000	15,687,606

Government of Canada (CAD) (D)	2.750	09-01-16	15,500,000	15,931,602

Ontario School Boards Financing Corp.,
Series 01A2 (CAD) (D)	6.250	10-19-16	8,485,000	9,636,679

Province Of Ontario (CAD) (D)	3.150	09-08-15	9,227,000	9,368,686

Province of Ontario	3.150	12-15-17	6,960,000	7,566,230

Province of Ontario (CAD) (D)	4.750	06-02-13	14,000,000	14,028,329

Province of Ontario (NZD) (D)	6.250	06-16-15	30,690,000	25,031,947

Province of Quebec (CAD) (D)	5.250	10-01-13	14,000,000	14,263,233

Province of Quebec (NZD) (D)	6.750	11-09-15	7,310,000	6,102,919

See notes to financial statements	Annual report | Income Fund 21

		Maturity
	Rate (%)	date	Par value^	Value
Indonesia 2.3%			$75,793,882
Republic of Indonesia (S)	5.875	03-13-20	4,140,000	4,626,450

Republic of Indonesia (IDR) (D)	8.250	07-15-21	214,360,000,000	25,424,122

Republic of Indonesia (IDR) (D)	9.500	06-15-15	137,720,000,000	16,330,457

Republic of Indonesia (IDR) (D)	9.500	07-15-31	91,600,000,000	12,002,251

Republic of Indonesia (IDR) (D)	10.000	07-15-17	80,270,000,000	10,106,300

Republic of Indonesia (IDR) (D)	12.500	03-15-13	27,675,000,000	3,116,020

Republic of Indonesia (IDR) (D)	14.250	06-15-13	36,000,000,000	4,188,282

Malaysia 1.0%				31,321,357
Government of Malaysia (MYR) (D)	3.835	08-12-15	50,450,000	16,220,667

Government of Malaysia (MYR) (D)	4.262	09-15-16	46,000,000	15,100,690

Mexico 0.3%				10,512,073
Government of Mexico (MXN) (D)	7.500	06-21-12	150,685,800	10,512,073

New Zealand 2.4%				78,797,140
Dominion of New Zealand (NZD) (D)	5.000	03-15-19	10,200,000	8,601,977

Dominion of New Zealand (NZD) (D)	6.000	05-15-21	26,500,000	24,095,884

Government of New Zealand, Series 1217
(NZD) (D)	6.000	12-15-17	44,220,000	38,780,359

New Zealand Government Bond (NZD) (D)	6.000	04-15-15	8,800,000	7,318,920

Norway 0.9%				31,056,334
Government of Norway (NOK) (D)	4.500	05-22-19	34,741,000	6,721,627

Government of Norway (NOK) (D)	5.000	05-15-15	101,202,000	18,266,407

Government of Norway (NOK) (D)	6.500	05-15-13	35,500,000	6,068,300

Peru 0.1%				2,648,925
Republic of Peru	7.350	07-21-25	1,930,000	2,648,925

Philippines 3.8%			123,650,331
Republic of Philippines (PHP) (D)	4.950	01-15-21	608,000,000	14,543,156

Republic of Philippines (PHP) (D)	5.875	12-16-20	609,320,800	14,567,186

Republic of Philippines (PHP) (D)	5.875	03-01-32	1,488,595,000	33,575,080

Republic of Philippines (PHP) (D)	6.250	01-14-36	252,000,000	6,036,879

Republic of Philippines (PHP) (D)	6.500	04-28-21	678,000,000	16,757,751

Republic of Philippines (PHP) (D)	8.125	12-16-35	1,343,408,480	38,170,279

Singapore 2.1%				69,283,434
Republic of Singapore (SGD) (D)	1.375	10-01-14	7,000,000	5,574,680

Republic of Singapore (SGD) (D)	1.625	04-01-13	17,300,000	13,573,626

Republic of Singapore (SGD) (D)	2.875	07-01-15	28,400,000	23,765,749

Republic of Singapore (SGD) (D)	3.250	09-01-20	29,690,000	26,369,379

South Korea 2.8%				92,156,967
Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.286	09-10-18	1,205,430,000	818,976

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.287	03-10-18	1,205,430,000	834,910

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.296	03-10-17	1,205,430,000	866,262

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.297	09-10-17	1,205,430,000	850,868

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.309	09-10-16	1,205,430,000	881,981

22 Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
South Korea (continued)

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.315	03-10-16	1,205,430,000	$897,927

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.326	09-10-15	1,205,430,000	914,401

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.327	03-10-15	1,205,430,000	928,525

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.347	09-10-14	1,205,430,000	946,649

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.356	03-10-14	1,205,430,000	962,851

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.360	03-10-13	1,205,430,000	995,562

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.371	09-10-13	1,205,430,000	979,031

Korea Treasury Bond Coupon Strips, IO
(KRW) (D)	3.394	09-10-12	1,205,430,000	1,012,300

Korea Treasury Bond Principal Strips, PO
(KRW) (D)	3.286	09-10-18	41,928,000,000	28,486,137

Republic of Korea (KRW) (D)	3.500	06-10-14	6,300,000,000	5,357,431

Republic of Korea (KRW) (D)	4.000	03-10-16	20,800,000,000	17,985,316

Republic of Korea (KRW) (D)	4.250	06-10-21	17,000,000,000	15,018,047

Republic of Korea	4.375	08-10-15	1,530,000	1,611,572

Republic of Korea (KRW) (D)	5.000	06-10-20	11,735,000,000	10,869,986

Republic of Korea, Series 1212 (KRW) (D)	4.250	12-10-12	1,100,000,000	936,333

Republic of Korea, Series 1809 (KRW) (D)	5.750	09-10-18	2,000,000	1,902

Sweden 2.0%				67,410,969
Kingdom of Sweden (SEK) (D)	3.750	08-12-17	82,930,000	12,991,168

Kingdom of Sweden (SEK) (D)	4.500	08-12-15	129,600,000	19,866,255

Kingdom of Sweden, Series 1047 (SEK) (D)	5.000	12-01-20	110,425,000	19,821,930

Svensk Exportkredit AB (NZD) (D)	7.625	06-30-14	18,040,000	14,731,616

Ukraine 0.1%				2,783,600
City of Kyiv (S)	9.375	07-11-16	815,000	683,600

Government of Ukraine (S)	7.950	02-23-21	2,400,000	2,100,000

Term Loans (M) 4.7%			$155,103,310

(Cost $158,033,827)

Consumer Discretionary 1.7%				56,333,758

Hotels, Restaurants & Leisure 0.8%

Ameristar Casinos, Inc. (T)	—	04-14-18	3,345,000	3,330,750

Caesars Entertainment Operating
Company, Inc.	4.489	01-26-18	12,425,000	10,579,888

CCM Merger, Inc.	6.000	03-01-17	1,617,827	1,601,649

Kalispel Tribal Economic Authority	7.500	02-24-17	4,551,985	4,460,945

Landry’s Restaurants, Inc.	6.500	04-24-18	3,895,000	3,875,525

Las Vegas Sands LLC	2.850	11-23-16	3,845,873	3,738,308

See notes to financial statements	Annual report | Income Fund 23

		Maturity
	Rate (%)	date	Par value^	Value
Media 0.7%

Clear Channel Communications, Inc.	3.889	01-28-16	8,071,522	$6,284,253

Hubbard Broadcasting, Inc.	8.750	04-30-18	690,000	690,000

Mood Media Corp.	7.000	05-07-18	2,927,875	2,898,596

Mood Media Corp.	10.250	11-06-18	1,055,000	1,023,350

PRIMEDIA, Inc.	7.500	01-12-18	11,701,575	10,355,894

Multiline Retail 0.1%

Michaels Stores, Inc.	2.750	10-31-13	4,228,080	4,211,637

Specialty Retail 0.1%

Burlington Coat Factory Warehouse Corp.	5.500	02-28-17	3,296,700	3,282,963

Consumer Staples 0.1%				2,782,784

Personal Products 0.1%

Revlon Consumer Products Corp.	4.750	11-17-17	2,803,813	2,782,784

Financials 0.2%				4,726,611

Real Estate Investment Trusts 0.1%

iStar Financial, Inc.	7.000	06-30-14	3,240,000	3,230,549

Real Estate Management & Development 0.1%

Realogy Corp.	3.241	10-10-13	392,016	372,415

Realogy Corp.	13.500	10-15-17	1,105,000	1,123,647

Health Care 0.9%				30,232,660

Biotechnology 0.1%

Aptalis Pharma, Inc.	5.500	02-10-17	3,305,000	3,193,456

Health Care Providers & Services 0.6%

Cardinal Health, Inc.	4.239	09-15-16	3,633,970	3,570,375

Cardinal Health, Inc.	5.250	09-15-17	6,738,188	6,653,960

Community Health Systems, Inc.	2.573	07-25-14	3,053,125	2,992,539

National Mentor Holdings, Inc.	7.000	02-09-17	7,264,750	7,181,205

Pharmaceuticals 0.2%

Capsugel Holdings US, Inc. (T)	—	08-01-18	3,320,000	3,317,925

Warner Chilcott Company LLC (T)	—	03-15-18	3,350,000	3,323,200

Industrials 0.7%				24,489,337

Airlines 0.5%

Delta Air Lines, Inc.	5.500	04-20-17	7,741,500	7,714,892

US Airways Group, Inc.	2.740	03-21-14	11,541,162	10,917,939

Road & Rail 0.1%

Swift Transportation Company LLC (T)	—	12-21-17	3,320,000	3,301,325

Trading Companies & Distributors 0.1%

Travelport LLC	4.968	08-21-15	2,843,039	2,555,181

Information Technology 0.3%				10,190,170

Internet Software & Services 0.1%

Emdeon Business Services LLC (T)	—	11-02-18	3,315,000	3,306,713

IT Services 0.1%

NeuStar, Inc. (T)	—	11-08-18	3,320,000	3,303,400

24 Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Software 0.1%

First Data Corp.	4.239	03-23-18	3,562,924	$3,230,015

First Data Corp.	5.239	03-24-17	370,089	350,042

Materials 0.2%				7,256,700

Containers & Packaging 0.2%

Consolidated Container Company LLC	5.750	09-28-14	7,330,000	7,256,700

Telecommunication Services 0.6%				19,091,290

Diversified Telecommunication Services 0.6%

Intelsat Jackson Holdings SA	3.239	02-03-14	6,400,000	6,227,200

Intelsat Jackson Holdings SA	5.250	04-02-18	5,123,250	5,072,018

Level 3 Financing, Inc.	5.750	09-03-18	3,305,000	3,278,662

Unitek Global Services	9.000	04-16-18	4,653,000	4,513,410

Capital Preferred Securities 3.0%			$99,584,112

(Cost $95,355,518)

Financials 3.0%				99,584,112

Commercial Banks 2.8%

BB&T Capital Trust IV (6.820% to 6-12-37,
then 3 month LIBOR + 2.110% quarterly or
1 month LIBOR + 2.108%)	6.820	06-12-57	2,337,000	2,348,685

Fifth Third Capital Trust IV (6.500% to
4-15-17, then 3 month LIBOR + 1.368%)	6.500	04-15-37	16,567,000	16,235,660

First Midwest Capital Trust I, Series B	6.950	12-01-33	2,694,000	2,586,240

First Tennessee Capital II	6.300	04-15-34	870,000	790,613

HSBC Finance Capital Trust IX (5.911% to
11-30-15, then 3 month LIBOR + 1.926%)	5.911	11-30-35	11,655,000	10,722,600

M&T Capital Trust I	8.234	02-01-27	1,725,000	1,834,570

PNC Financial Services Group, Inc. (6.750% to
8-1-21, then 3 month LIBOR +
3.678%) (Q)	6.750	08-01-21	5,830,000	6,034,342

PNC Preferred Funding Trust III (8.700% to
3-15-13, then 3 month LIBOR +
5.226%) (Q)(S)	8.700	03-15-13	600,000	613,188

Regions Financing Trust II (6.625% to
5-15-27, then 3 month LIBOR + 1.290%)	6.625	05-15-27	1,640,000	1,523,150

SunTrust Capital VIII (6.100% to 12-15-36,
then 1 month LIBOR + 1.965%)	6.100	12-15-36	8,280,000	8,207,550

USB Capital IX (P)(Q)	3.500	04-15-17	21,578,000	16,147,681

Wachovia Capital Trust III (P)(Q)	5.570	07-09-12	27,125,000	25,226,250

Diversified Financial Services 0.2%

JPMorgan Chase Capital XXII	6.450	02-02-37	5,960,000	5,885,583

Susquehanna Capital II	11.000	03-23-40	1,360,000	1,428,000

Collateralized Mortgage Obligations 5.2%			$171,478,807

(Cost $161,457,158)

Commercial & Residential 4.8%			157,526,542
Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A1 (P)	2.771	04-25-35	5,596,377	5,341,182

American Home Mortgage Assets
Series 2006-6, Class XP IO	2.343	12-25-46	36,725,833	2,343,075

See notes to financial statements	Annual report | Income Fund 25

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04-15-37	1,285,000	$1,351,440

Banc of America Commercial Mortgage, Inc.
Series 2006-4, Class AM	5.675	07-10-46	5,850,000	6,053,562

Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.792	01-25-35	5,899,744	5,159,361

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.589	01-25-35	2,867,819	2,503,609

Chase Mortgage Finance Corp.
Series 2007-A1, Class 2A1 (P)	2.854	02-25-37	3,952,059	3,939,420

Commercial Mortgage Pass
Through Certificates
Series 2007-C9, Class A4 (P)	5.812	12-10-49	5,050,000	5,809,651

Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.706	09-20-46	18,422,980	1,158,805

Downey Savings & Loan Association
Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	2.239	09-19-44	34,097,433	1,747,081
Series 2005-AR2, Class X2 IO	2.457	03-19-45	66,658,808	4,166,175

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.874	07-10-38	3,475,000	3,561,938

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.613	09-25-35	6,190,903	5,665,023

Harborview Mortgage Loan Trust
Series 2005-2, Class IX IO	2.182	05-19-35	26,082,745	1,467,154
Series 2005-8, Class 1X IO	2.140	09-19-35	21,518,977	1,023,557
Series 2007-3, Class ES IO	0.350	05-19-47	45,640,378	285,252
Series 2007-4, Class ES IO	0.350	07-19-47	55,672,751	347,955
Series 2007-6, Class ES IO (S)	0.342	08-19-37	38,425,984	240,162

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.024	10-25-36	52,778,417	3,401,041
Series 2005-AR18, Class 2X IO	1.679	10-25-36	56,950,341	2,664,706

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2005-PDP5, Class AM (P)	5.240	12-15-44	5,455,000	5,883,267
Series 2006-LDP7, Class AM (P)	5.870	04-15-45	9,905,000	10,456,520
Series 2007-CB18, Class A4	5.440	06-12-47	5,010,000	5,561,361

LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	9,125,000	9,626,811

Merrill Lynch Mortgage Trust
Series 2005-LC1, Class AM (P)	5.267	01-12-44	7,010,000	7,500,216

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-3, Class A4 (P)	5.414	07-12-46	4,475,000	5,041,190

MLCC Mortgage Investors, Inc.
Series 2007-1, Class 2A1 (P)	2.753	01-25-37	15,838,299	15,256,463

Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03-15-44	8,460,000	9,414,153

Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.733	10-25-34	3,706,872	3,081,667
Series 2004-9, Class 1A (P)	5.845	11-25-34	4,017,666	3,917,646

Structured Asset Securities Corp.
Series 2003-7A, Class 3A6 (P)	2.719	12-25-33	4,062,512	3,748,748

26 Income Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value^	Value
Commercial & Residential (continued)

WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.437	10-25-45	157,343,959	$7,650,630

Wells Fargo Mortgage Backed Securities Trust
Series 2004-Z, Class 2A1 (P)	2.615	12-25-34	5,577,889	5,468,222
Series 2005-AR5, Class 1A1 (P)	2.591	04-25-35	7,385,541	6,689,499

U.S. Government Agency 0.4%				13,952,265

Federal National Mortgage Association
Series 398, Class C3 IO	4.500	05-25-39	7,768,387	860,441
Series 402, Class 3 IO	4.000	11-25-39	7,168,625	861,898
Series 402, Class 4 IO	4.000	10-25-39	12,100,085	1,318,741
Series 402, Class 7 IO	4.500	11-25-39	15,113,851	1,819,534
Series 406, Class 3 IO	4.000	01-25-41	16,510,982	1,982,950
Series 407, Class 4 IO	4.500	03-25-41	23,500,979	3,020,781
Series 407, Class 7 IO	5.000	03-25-41	16,405,103	2,881,241
Series 407, Class 8 IO	5.000	03-25-41	7,819,623	1,206,679

Asset Backed Securities 0.9%			$27,759,833

(Cost $26,692,474)
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	17,992,275	18,744,384

Ford Auto Securitization Trust
Series 2010-R3A, Class A1 (CAD) (D) (S)	1.926	06-15-13	513,202	496,993

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	8,148,000	8,518,456

	Shares	Value
Common Stocks 0.4%	$13,833,028

(Cost $17,173,040)

Consumer Discretionary 0.0%		451,494

Hotels, Restaurants & Leisure 0.0%

Greektown Superholdings, Inc. (I)(V)	8,564	451,494

Media 0.0%

Vertis Holdings, Inc. (I)	300,120	0

Financials 0.4%		13,300,077

Commercial Banks 0.2%

Talmer Bancorp, Inc. (I)(R)(S)	1,119,579	8,007,759

Real Estate Investment Trusts 0.2%

Dundee International	79,684	755,295

Plum Creek Timber Company, Inc.	124,302	4,537,023

Telecommunication Services 0.0%		81,457

Diversified Telecommunication Services 0.0%

Deutsche Telekom AG, ADR	8,253	81,457

See notes to financial statements	Annual report | Income Fund 27

	Shares	Value
Preferred Securities 3.0%	$98,929,291

(Cost $104,697,019)

Consumer Discretionary 0.5%		15,253,792

Automobiles 0.1%

General Motors Company, Series B, 4.750%	94,000	3,451,680

Hotels, Restaurants & Leisure 0.4%

Greektown Superholdings, Inc., Series A (I)(V)	159,488	11,802,112

Financials 2.0%		67,943,185

Commercial Banks 1.2%

First Tennessee Bank NA, 3.750% (S)	8,075	5,460,719

HSBC USA, Inc., 6.500%	207,625	5,313,124

U.S. Bancorp (6.500% to 1-15-22, then
3 month LIBOR + 4.468%)	366,050	9,788,177

Wells Fargo & Company, Series L, 7.500%	8,715	9,664,848

Wintrust Financial Corp., 5.000%	1,030	1,025,530

Zions Bancorporation, Series C, 9.500%	395,200	10,196,160

Diversified Financial Services 0.4%

Citigroup, Inc., 7.500%	158,270	13,307,342

Insurance 0.3%

Hartford Financial Services Group, Inc., 7.875%	408,525	10,609,394

Real Estate Investment Trusts 0.1%

FelCor Lodging Trust, Inc., Series A, 1.950%	99,725	2,577,891

Utilities 0.5%		15,732,314

Electric Utilities 0.5%

PPL Corp., 8.750%	300,235	15,732,314

		Maturity
	Rate (%)	date	Par value^	Value

Escrow Certificates 0.0%				$30,076

(Cost $349)

Consumer Discretionary 0.0%				19,838
Lear Corp., Series B (I)	8.750	12-01-16	2,645,000	19,838

SuperMedia, Inc. (I)	8.000	11-15-16	5,300,000	0

Materials 0.0%				10,238
Smurfit-Stone Container Corp. (I)	8.000	03-15-17	455,000	10,238

U.S. Government & Agency Obligations 1.7%			$56,735,831

(Cost $55,868,599)

U.S. Government 1.7%				56,735,831
U.S. Treasury Notes	0.875	02-28-17	56,070,000	56,735,831

28 Income Fund | Annual report	See notes to financial statements

	Par value	Value
Short-Term Investments 0.1%		$3,799,012

(Cost $3,799,012)

Repurchase Agreement 0.1%		3,799,012
Repurchase Agreement with State Street Corp. dated
5-31-12 at 0.010% to be repurchased at $3,799,013 on
6-1-12, collateralized by $3,800,000 U.S. Treasury Notes
1.000% due 7-15-13 (valued at $3,846,957, including
interest) and $25,600 U.S. Treasury Notes, 3.750% due
8-15-41 (valued at $31,400, including interest)
	$3,799,012	3,799,012

Total investments (Cost $3,143,529,993)† 96.9%		$3,190,756,719

Other assets and liabilities, net 3.1%		$103,654,015

Total net assets 100.0%		$3,294,410,734

^ The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund. All par values are denominated in U.S. dollars unless otherwise indicated.

Currency abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
IDR — Indonesian Rupiah
INR — Indian Rupee
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PHP — Philippine Peso
SEK — Swedish Krona
SGD — Singapore Dollar

ADR American Depositary Receipts

IO Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

PO Principal Only Security — (Principal Tranche of Stripped Security). Rate shown is the annualized rate on date of purchase.

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing — Issuer is in default.

(I) Non-income-producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

Value as a
percentage
			Beginning	Ending	of the
Issuer,	Acquisition		share	share	Fund’s net	Value as of
description	date	Cost	amount	amount	assets	5-31-12

Talmer Bancorp,	4-30-10	$6,909,410	1,023,611	1,119,579	0.24%	$8,007,759
Inc. (formerly
Talmer Bank &
Trust Company)

See notes to financial statements	Annual report | Income Fund 29

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $651,833,474 or 19.78% of the Fund’s net assets as of 5-31-12.

(T) A portion of this position represents unsettled loan commitment at period end where the coupon rate will be determined at time of settlement.

(V) The Fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the Fund. For more information on this security refer to the Notes to the financial statements.

† At 5-31-12, the aggregate cost of investment securities for federal income tax purposes was $3,155,919,428. Net unrealized appreciation aggregated $34,837,291, of which $149,821,555 related to appreciated investment securities and $114,984,264 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total net assets on 5-31-12:

Country Composition

United States	54.7%
Canada	6.1%
Philippines	3.8%
Australia	3.5%
Singapore	3.3%
Cayman Islands	2.8%
South Korea	2.8%
Indonesia	2.5%
New Zealand	2.4%
Luxembourg	2.2%
Germany	2.2%
Sweden	2.1%
Other Countries	11.6%

30 Income Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-12

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $3,126,388,819)	$3,178,503,113
Investments in affiliated issuers, at value (Cost $17,141,174)	12,253,606

Total investments, at value (Cost $3,143,529,993)	3,190,756,719
Cash	8,643,324
Foreign currency, at value (Cost $53,260,638)	51,474,916
Receivable for investments sold	4,388,812
Receivable for fund shares sold	7,838,242
Receivable for forward foreign currency exchange contracts	93,487,781
Dividends and interest receivable	49,957,123
Other receivables and prepaid expenses	340,075

Total assets	3,406,886,992

Liabilities

Payable for investments purchased	36,944,341
Payable for forward foreign currency exchange contracts	56,870,685
Payable for fund shares repurchased	14,800,203
Distributions payable	2,509,956
Payable to affiliates
Accounting and legal services fees	54,985
Transfer agent fees	515,285
Distribution and service fees	8,633
Trustees’ fees	74,632
Other liabilities and accrued expenses	697,538

Total liabilities	112,476,258

Net assets

Paid-in capital	$3,330,849,792
Accumulated distributions in excess of net investment income	(28,354,904)
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	(89,348,878)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	81,264,724

Net assets	$3,294,410,734

See notes to financial statements	Annual report | Income Fund 31

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($1,750,969,216 ÷ 270,453,037 shares)	$6.47
Class B ($178,959,040 ÷ 27,639,930 shares)[1]	$6.47
Class C ($757,376,889 ÷ 116,982,600 shares)[1]	$6.47
Class I ($577,090,213 ÷ 89,321,572 shares)	$6.46
Class R1 ($12,441,964 ÷ 1,916,438 shares)	$6.49
Class R2 ($97,796 ÷ 15,129 shares)	$6.46
Class R3 ($3,613,290 ÷ 558,332 shares)	$6.47
Class R4 ($2,718,733 ÷ 420,248 shares)	$6.47
Class R5 ($11,027,583 ÷ 1,705,399 shares)	$6.47
Class R6 ($116,010 ÷ 17,945 shares)	$6.46

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$6.77

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

32 Income Fund | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-12

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$214,704,019
Dividends	8,001,806
Less foreign taxes withheld	(2,107,135)

Total investment income	220,598,690

Expenses

Investment management fees	10,674,741
Distribution and service fees	14,530,981
Accounting and legal services fees	604,095
Transfer agent fees	6,068,990
Trustees’ fees	209,297
State registration fees	341,969
Printing and postage	258,772
Professional fees	273,271
Custodian fees	1,290,239
Registration and filing fees	134,682
Other	101,297

Total expenses	34,488,334

Net investment income	186,110,356

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	10,059,397
Investments in affiliated issuers	(137,840)
Futures contracts	(25,789,607)
Foreign currency transactions	15,532,094
(335,956)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(220,481,566)
Investments in affiliated issuers	(175,281)
Futures contracts	2,537,265
Translation of assets and liabilities in foreign currencies	44,902,819
(173,216,763)
Net realized and unrealized loss	(173,552,719)

Increase in net assets from operations	$12,557,637

See notes to financial statements	Annual report | Income Fund 33

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-12	5-31-11

Increase (decrease) in net assets

From operations
Net investment income	$186,110,356	$151,362,435
Net realized loss	(335,956)	(34,509,335)
Change in net unrealized appreciation (depreciation)	(173,216,763)	226,145,998

Increase in net assets resulting from operations	12,557,637	342,999,098

Distributions to shareholders
From net investment income
Class A	(105,695,767)	(93,009,022)
Class B	(8,748,530)	(8,743,540)
Class C	(37,317,144)	(29,553,088)
Class I	(33,684,290)	(18,493,333)
Class R1	(560,777)	(542,644)
Class R2	(1,433)	—
Class R3	(149,386)	(53,776)
Class R4	(91,716)	(69,609)
Class R5	(428,314)	(112,546)
Class R6	(4,783)	—
From net realized gain
Class A	(6,735,001)	(3,654,696)
Class B	(638,790)	(388,571)
Class C	(2,749,085)	(1,331,983)
Class I	(2,039,272)	(595,891)
Class R1	(37,384)	(22,435)
Class R3	(10,019)	(2,154)
Class R4	(4,013)	(2,817)
Class R5	(22,171)	(4,581)
Class R6	(370)	—

Total distributions	(198,918,245)	(156,580,686)

From Fund share transactions	349,573,476	1,095,941,888

Total increase	163,212,868	1,282,360,300

Net assets

Beginning of year	3,131,197,866	1,848,837,566

End of year	$3,294,410,734	$3,131,197,866

Accumulated distributions in excess of net
investment income	($28,354,904)	($40,880,398)

34 Income Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$6.85	$6.32	$5.61	$6.40	$6.61
Net investment income[1]	0.38	0.43	0.48	0.41	0.40
Net realized and unrealized gain (loss) on investments	(0.35)	0.55	0.73	(0.64)	(0.15)
Total from investment operations	0.03	0.98	1.21	(0.23)	0.25
Less distributions
From net investment income	(0.39)	(0.43)	(0.47)	(0.42)	(0.40)
From net realized gain	(0.02)	(0.02)	(0.03)	(0.14)	(0.06)
Total distributions	(0.41)	(0.45)	(0.50)	(0.56)	(0.46)
Net asset value, end of period	$6.47	$6.85	$6.32	$5.61	$6.40
Total return (%)[2]	0.51	15.85	22.03	(3.06)	3.93

Ratios and supplemental data

Net assets, end of period (in millions)	$1,751	$1,775	$1,155	$720	$765
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	0.91	0.85	0.93[3]	0.90
Expenses net of fee waivers and credits	0.93	0.91	0.85	0.93[3]	0.90
Net investment income	5.82	6.42	7.77	7.23	6.00
Portfolio turnover (%)	42	33	67	43	52

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS B SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$6.85	$6.33	$5.61	$6.40	$6.61
Net investment income[1]	0.33	0.38	0.44	0.37	0.35
Net realized and unrealized gain (loss) on investments	(0.35)	0.54	0.73	(0.64)	(0.14)
Total from investment operations	(0.02)	0.92	1.17	(0.27)	0.21
Less distributions
From net investment income	(0.34)	(0.38)	(0.42)	(0.38)	(0.36)
From net realized gain	(0.02)	(0.02)	(0.03)	(0.14)	(0.06)
Total distributions	(0.36)	(0.40)	(0.45)	(0.52)	(0.42)
Net asset value, end of period	$6.47	$6.85	$6.33	$5.61	$6.40
Total return (%)[2]	(0.19)	14.86	21.37	(3.73)	3.21

Ratios and supplemental data

Net assets, end of period (in millions)	$179	$164	$144	$131	$184
Ratios (as a percentage of average net assets):
Expenses before reductions	1.63	1.61	1.55	1.63[3]	1.60
Expenses net of fee waivers and credits	1.63	1.61	1.55	1.63[3]	1.60
Net investment income	5.10	5.75	7.07	6.51	5.27
Portfolio turnover (%)	42	33	67	43	52

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | Income Fund 35

CLASS C SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$6.85	$6.32	$5.61	$6.40	$6.61
Net investment income[1]	0.33	0.38	0.44	0.37	0.35
Net realized and unrealized gain (loss) on investments	(0.35)	0.55	0.72	(0.64)	(0.14)
Total from investment operations	(0.02)	0.93	1.16	(0.27)	0.21
Less distributions
From net investment income	(0.34)	(0.38)	(0.42)	(0.38)	(0.36)
From net realized gain	(0.02)	(0.02)	(0.03)	(0.14)	(0.06)
Total distributions	(0.36)	(0.40)	(0.45)	(0.52)	(0.42)
Net asset value, end of period	$6.47	$6.85	$6.32	$5.61	$6.40
Total return (%)[2]	(0.19)	15.04	21.18	(3.73)	3.21

Ratios and supplemental data

Net assets, end of period (in millions)	$757	$668	$400	$201	$193
Ratios (as a percentage of average net assets):
Expenses before reductions	1.63	1.61	1.55	1.63[3]	1.60
Expenses net of fee waivers and credits	1.63	1.61	1.55	1.63[3]	1.60
Net investment income	5.10	5.71	7.05	6.53	5.29
Portfolio turnover (%)	42	33	67	43	52

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS I SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$6.84	$6.31	$5.59	$6.40	$6.61
Net investment income[1]	0.40	0.45	0.51	0.42	0.42
Net realized and unrealized gain (loss) on investments	(0.35)	0.55	0.73	(0.65)	(0.14)
Total from investment operations	0.05	1.00	1.24	(0.23)	0.28
Less distributions
From net investment income	(0.41)	(0.45)	(0.49)	(0.44)	(0.43)
From net realized gain	(0.02)	(0.02)	(0.03)	(0.14)	(0.06)
Total distributions	(0.43)	(0.47)	(0.52)	(0.58)	(0.49)
Net asset value, end of period	$6.46	$6.84	$6.31	$5.59	$6.40
Total return (%)	0.90	16.36	22.71	(3.03)	4.33

Ratios and supplemental data

Net assets, end of period (in millions)	$577	$510	$141	$45	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	0.53	0.48	0.48	0.57[2]	0.51
Expenses net of fee waivers and credits	0.53	0.48	0.48	0.57[2]	0.51
Net investment income	6.19	6.77	8.10	7.70	6.35
Portfolio turnover (%)	42	33	67	43	52

1 Based on the average daily shares outstanding.
2 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

36 Income Fund | Annual report	See notes to financial statements

CLASS R1 SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09	5-31-08

Per share operating performance

Net asset value, beginning of period	$6.86	$6.33	$5.61	$6.40	$6.61
Net investment income[1]	0.36	0.41	0.46	0.38	0.37
Net realized and unrealized gain (loss) on investments	(0.35)	0.56	0.73	(0.64)	(0.14)
Total from investment operations	0.01	0.97	1.19	(0.26)	0.23
Less distributions
From net investment income	(0.36)	(0.42)	(0.44)	(0.39)	(0.38)
From net realized gain	(0.02)	(0.02)	(0.03)	(0.14)	(0.06)
Total distributions	(0.38)	(0.44)	(0.47)	(0.53)	(0.44)
Net asset value, end of period	$6.49	$6.86	$6.33	$5.61	$6.40
Total return (%)	0.29	15.68	21.61	(3.44)	3.46

Ratios and supplemental data

Net assets, end of period (in millions)	$12	$9	$8	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	1.13	1.22	1.33	1.35
Expenses net of fee waivers and credits	1.21	1.13	1.22	1.33	1.35
Net investment income	5.52	6.24	7.42	6.81	5.54
Portfolio turnover (%)	42	33	67	43	52

1 Based on the average daily shares outstanding.

CLASS R2 SHARES Period ended	5-31-12[1]

Per share operating performance

Net asset value, beginning of period	$6.61
Net investment income[2]	0.08
Net realized and unrealized loss on investments	(0.14)
Total from investment operations	(0.06)
Less distributions
From net investment income	(0.09)
Net asset value, end of period	$6.46
Total return (%)	(0.85)[3]

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72[5]
Expenses net of fee waivers and credits	0.72[5]
Net investment income	4.89[5]
Portfolio turnover (%)	42[6]

1 Period from 3-1-12 (inception date) to 5-31-12.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Less than $500,000.
5 Annualized.
6 Portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

See notes to financial statements	Annual report | Income Fund 37

CLASS R3 SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09[1]

Per share operating performance

Net asset value, beginning of period	$6.84	$6.31	$5.59	$5.58
Net investment income[2]	0.37	0.41	0.47	0.01
Net realized and unrealized gain (loss) on investments	(0.35)	0.56	0.72	0.01
Total from investment operations	0.02	0.97	1.19	0.02
Less distributions
From net investment income	(0.37)	(0.42)	(0.44)	(0.01)
From net realized gain	(0.02)	(0.02)	(0.03)	—
Total distributions	(0.39)	(0.44)	(0.47)	(0.01)
Net asset value, end of period	$6.47	$6.84	$6.31	$5.59
Total return (%)	0.42	15.73	21.80[3]	0.36[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$2	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.08	1.63	3.49[6,7]
Expenses net of fee waivers and credits	1.11	1.08	1.25	1.25[6,7]
Net investment income	5.61	6.10	7.43	6.02[6]
Portfolio turnover (%)	42	33	67	43

1 The inception date for Class R3 shares is 5-21-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R4 SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09[1]

Per share operating performance

Net asset value, beginning of period	$6.84	$6.31	$5.59	$5.58
Net investment income[2]	0.38	0.43	0.49	0.01
Net realized and unrealized gain (loss) on investments	(0.34)	0.56	0.72	0.01
Total from investment operations	0.04	0.99	1.21	0.02
Less distributions
From net investment income	(0.39)	(0.44)	(0.46)	(0.01)
From net realized gain	(0.02)	(0.02)	(0.03)	—
Total distributions	(0.41)	(0.46)	(0.49)	(0.01)
Net asset value, end of period	$6.47	$6.84	$6.31	$5.59
Total return (%)	0.69	16.06	22.17[3]	0.36[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$1	$1	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.81	0.80	0.92	3.25[6,7]
Expenses net of fee waivers and credits	0.81	0.80	0.92	0.95[6,7]
Net investment income	5.85	6.56	7.74	6.32[6]
Portfolio turnover (%)	42	33	67	43

1 The inception date for Class R4 shares is 5-21-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

38 Income Fund | Annual report	See notes to financial statements

CLASS R5 SHARES Period ended	5-31-12	5-31-11	5-31-10	5-31-09[1]

Per share operating performance

Net asset value, beginning of period	$6.84	$6.31	$5.59	$5.58
Net investment income[2]	0.41	0.45	0.52	0.01
Net realized and unrealized gain (loss) on investments	(0.35)	0.55	0.71	0.01
Total from investment operations	0.06	1.00	1.23	0.02
Less distributions
From net investment income	(0.41)	(0.45)	(0.48)	(0.01)
From net realized gain	(0.02)	(0.02)	(0.03)	—
Total distributions	(0.43)	(0.47)	(0.51)	(0.01)
Net asset value, end of period	$6.47	$6.84	$6.31	$5.59
Total return (%)	1.04	16.34	22.52[3]	0.36[3,4]

Ratios and supplemental data

Net assets, end of period (in millions)	$11	$2	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.50	0.53	0.99	3.00[6,7]
Expenses net of fee waivers and credits	0.50	0.53	0.65	0.65[6,7]
Net investment income	6.22	6.80	8.23	6.62[6]
Portfolio turnover (%)	42	33	67	43

1 The inception date for Class R5 shares is 5-21-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R6 SHARES Period ended	5-31-12[1]

Per share operating performance

Net asset value, beginning of period	$6.57
Net investment income[2]	0.30
Net realized and unrealized loss on investments	(0.08)
Total from investment operations	0.22
Less distributions
From net investment income	(0.31)
From net realized gain	(0.02)
Total distributions	(0.33)
Net asset value, end of period	$6.46
Total return (%)	3.41[3]

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.46[5]
Expenses net of fee waivers and credits	0.46[5]
Net investment income	6.10[5]
Portfolio turnover (%)	42[6]

1 Period from 9-1-11 (inception date) to 5-31-12.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Less than $500,000.
5 Annualized.
6 Portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

See notes to financial statements	Annual report | Income Fund 39

Notes to financial statements

Note 1 — Organization

John Hancock Income Fund, formerly John Hancock Strategic Income Fund (the Fund), is a series of John Hancock Strategic Series (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase. Certain Class I shares may be exchanged for Class R6 shares within one year after the commencement of operations of Class R6 shares.

Effective June 29, 2012, John Hancock Strategic Income Fund changed its name to John Hancock Income Fund.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

40 Income Fund | Annual report

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2012, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 5-31-12	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$1,692,685,646	—	$1,664,424,686	$28,260,960
Convertible Bonds	41,209,885	—	41,209,885	—
Foreign Government
Obligations	829,607,888	—	829,607,888	—
Term Loans	155,103,310	—	155,103,310	—
Capital Preferred Securities	99,584,112	—	99,584,112	—
Collateralized Mortgage
Obligations	171,478,807	—	170,605,438	873,369
Asset-Backed Securities	27,759,833	—	27,759,833	—
Common Stocks	13,833,028	$5,373,775	—	8,459,253
Preferred Securities	98,929,291	80,640,930	6,486,249	11,802,112
Escrow Certificates	30,076	—	10,238	19,838
U.S. Government &
Agency Obligations	56,735,831	—	56,735,831	—
Short-Term Investments	3,799,012	—	3,799,012	—

Total Investments
in Securities	$3,190,756,719	$86,014,705	$3,055,326,482	$49,415,532

Other Financial Instruments
Forward Foreign
Currency Contracts	$36,617,096	—	$36,617,096	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the year ended May 31, 2012, there were no significant transfers into or out of Level 1 or Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

		COLLATERALIZED	ASSET-
	CORPORATE	MORTGAGE	BACKED	COMMON	PREFERRED	ESCROW
	BONDS	OBLIGATIONS	SECURITIES	STOCKS	SECURITIES	CERTIFICATES	TOTALS

Balance as of 5-31-11	$58,264,111	$13,442,483	$9,539,863	$11,246,185	—	$72,738	$92,565,380
Realized gain (loss)	(2,619,895)	—	(192)	—	($137,840)	—	(2,757,927)
Change in unrealized
appreciation (depreciation)	(2,557,344)	122,620	61,092	(4,317,472)	(2,343,817)	(52,900)	(9,087,821)
Purchases	7,444,122	4,431	—	767,744	—	—	8,216,297
Sales	(18,041,083)	(238,124)	(1,948,800)	—	(408,060)	—	(20,636,067)
Transfers into Level 3	—	636,757	—	762,796	14,691,829	—	16,091,382
Transfers out of Level 3	(14,228,951)	(13,094,798)	(7,651,963)	—	—	—	(34,975,712)
Balance as of 5-31-12	$28,260,960	$873,369	—	$8,459,253	$11,802,112	$19,838	$49,415,532
Change in unrealized at
period end*	($3,071,258)	$122,620	—	($4,765,173)	($2,343,817)	($52,900)	($10,110,528)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt

Annual report | Income Fund 41

obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. The Fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes

42 Income Fund | Annual report

aware of the dividends. Foreign taxes are provided for based on the Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs) and accounting standards. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The Fund may be subject to withholding tax on income or capital gains or repatriation taxes as imposed by certain countries in which it invests. Taxes are accrued based upon net investment income, net realized gains or net unrealized appreciation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the year ended May 31, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Annual report | Income Fund 43

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $60,753,494 available to offset future net realized capital gains as of May 31, 2012. The following table details the capital loss carryforward available as of May 31, 2012:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31,					NO EXPIRATION DATE
2013	2015	2016	2017	2018	SHORT-TERM	LONG-TERM

$21,276,412	$6,219,755	$664,392	$9,231,657	$5,558,973	$3,879,668	$13,922,637

Net capital losses of $1,871,253, that are the result of security transactions occurring after October 31, 2011, are treated as occurring on June 1, 2012, the first day of the Fund’s next taxable year.

As of May 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed at least annually. The tax character of distributions for the years ended May 31, 2012 and May 31, 2011 was as follows:

	MAY 31, 2012	MAY 31, 2011

Ordinary Income	$198,918,245	$156,580,686

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2012, the components of distributable earnings on a tax basis included $27,014,160 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, distributions payable, characterization of distributions, derivative transactions, amortization and accretion on debt securities, and expiration of capital loss carryforwards.

New accounting pronouncements. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

44 Income Fund | Annual report

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. ASU 2011-11 may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, the Fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the amounts recognized on the Statement of assets and liabilities.

Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/ payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended May 31, 2012, the Fund used futures contracts to manage duration of the portfolio. During the year ended May 31, 2012, the Fund held futures contracts with USD notional values ranging up to $339.4 million as measured at each quarter end. There were no open futures contracts at May 31, 2012.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses,

Annual report | Income Fund 45

equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended May 31, 2012, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at May 31, 2012. During the year ended May 31, 2012, the Fund held forward foreign currency contracts with USD values ranging from $1.3 billion to $5.2 billion, as measured at each quarter end.

	PRINCIPAL
	AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys
AUD	45,065,000	$46,528,486	Royal Bank of	6-18-12	($2,687,760)
			Scotland PLC
AUD	204,828,750	205,937,491	UBS AG	6-18-12	(6,673,292)
CAD	36,260,000	36,525,787	Canadian Imperial	6-18-12	(1,431,860)
			Bank of Commerce
CAD	85,968,374	86,495,000	Royal Bank of Canada	6-18-12	(3,291,252)
CAD	22,276,188	22,440,000	Toronto Dominion	6-18-12	(880,184)
			Bank
CAD	35,911,392	36,493,463	UBS AG	6-18-12	(1,736,933)
EUR	409,680	542,286	Bank of Montreal	6-18-12	(35,686)
EUR	22,130,000	27,637,825	Canadian Imperial	6-18-12	(272,470)
			Bank of Commerce
EUR	110,860,000	140,966,395	State Street Bank	6-18-12	(3,879,939)
			and Trust Company
GBP	22,585,000	35,929,334	UBS AG	6-18-12	(1,123,408)
JPY	2,985,106,159	36,725,736	Canadian Imperial	6-18-12	1,374,524
			Bank of Commerce
NZD	56,311,122	45,921,704	Bank of Nova Scotia	6-18-12	(3,523,023)
NZD	266,485,249	217,112,990	UBS AG	6-18-12	(16,466,604)
SGD	111,843,706	88,940,000	Citibank N.A.	6-18-12	(2,142,823)
SGD	407,685,613	325,445,000	HSBC Bank USA, N.A.	6-18-12	(9,057,413)
		$1,353,641,497			($51,828,123)
Sells
AUD	200,721,798	208,670,381	Bank of Montreal	6-18-12	13,401,562
AUD	44,520,000	45,921,704	Bank of Nova Scotia	6-18-12	2,611,172
AUD	45,060,000	46,427,233	Royal Bank of	6-18-12	2,591,371
			Scotland PLC
AUD	217,500,000	224,521,950	UBS AG	6-18-12	12,930,740
CAD	47,625,347	47,921,020	Bank of Nova Scotia	6-18-12	1,827,239
CAD	83,015,174	83,050,736	Canadian Imperial	6-18-12	2,705,217
			Bank of Commerce
CAD	71,279,767	71,785,000	Royal Bank of Canada	6-18-12	2,797,494
CAD	25,205,572	25,595,000	Standard Chartered	6-18-12	1,200,005
			Bank
CAD	36,305,613	35,929,334	UBS AG	6-18-12	791,261
CHF	42,746,396	46,927,135	UBS AG	6-18-12	2,909,290
EUR	22,130,000	27,724,464	Canadian Imperial	6-18-12	359,109
			Bank of Commerce
EUR	110,860,000	141,957,729	State Street Bank and	6-18-12	4,871,273
			Trust Company
GBP	22,585,000	36,493,463	UBS AG	6-18-12	1,687,536
JPY	1,847,915,070	22,535,000	Bank of Montreal	6-18-12	(1,050,775)

46 Income Fund | Annual report

	PRINCIPAL
	AMOUNT	PRINCIPAL AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Sells
JPY	2,964,717,570	$36,525,787	Canadian Imperial	6-18-12	($1,314,243)
			Bank of Commerce
JPY	1,867,286,400	22,530,000	UBS AG	6-18-12	(1,303,020)
NOK	353,744,497	61,220,535	Citibank N.A.	6-18-12	3,401,385
NZD	512,052,798	408,776,915	UBS AG	6-18-12	23,233,835
SEK	429,610,307	63,556,992	Bank of Nova Scotia	6-18-12	4,450,458
SGD	168,841,169	134,940,000	HSBC Bank USA, N.A.	6-18-12	3,909,499
SGD	408,595,227	323,528,311	State Street Bank and	6-18-12	6,434,811
			Trust Company

		$2,116,538,689			$88,445,219

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at May 31, 2012 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable/payable for	Forward foreign	$93,487,781	($56,870,685)
contracts	forward foreign currency	currency
	exchange contracts	exchange
contracts
Total			$93,487,781	($56,870,685)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2012:

		INVESTMENTS		FOREIGN
	STATEMENT OF	(PURCHASED	FUTURES	CURRENCY
RISK	OPERATIONS LOCATION	OPTIONS)	CONTRACTS	TRANSACTIONS*	TOTAL

Foreign	Net realized gain (loss)	$552,547	—	$7,520,870	$8,073,417
exchange
contracts
Interest rate	Net realized gain (loss)	—	($25,789,607)	—	($25,789,607)
contracts
Total		$552,547	($25,789,607)	$7,520,870	($17,716,190)

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Annual report | Income Fund 47

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended May 31, 2012:

			TRANSLATION
			OF ASSETS
	STATEMENT OF		AND LIABILITIES
	OPERATIONS	FUTURES	IN FOREIGN
RISK	LOCATION	CONTRACTS	CURRENCIES*	TOTAL

Foreign currency	Change in	—	$48,090,420	$48,090,420
contracts	unrealized
	appreciation
	(depreciation)

Interest rate	Change in	$2,537,265	—	$2,537,265
contracts	unrealized
	appreciation
	(depreciation)
Total		$2,537,265	$48,090,420	$50,627,685

*Change in unrealized apprection/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $100,000,000 of the Fund’s average net assets; (b) 0.45% of the next $150,000,000; (c) 0.40% of the next $250,000,000; (d) 0.35% of the next $150,000,000; and (e) 0.30% of the Fund’s average daily net assets in excess of $650,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2012 were equivalent to an annual effective rate of 0.33% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for Class R6 shares of the Fund. This agreement excludes taxes, brokerage commissions, interest, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements were such that these expenses would not exceed 0.48% for Class R6 shares. The fee waivers and/or expense reimbursements will continue in effect until September 30, 2012, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time.

48 Income Fund | Annual report

Prior to October 1, 2011, the Adviser had contractually agreed to waive fees and/or reimburse certain expenses for certain share classes of the Fund. This agreement excluded taxes, brokerage commissions, interest, litigation and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The fee waivers and/or expense reimbursements were such that these expenses would not exceed 1.23%, 1.13%, 0.83% and 0.53% for Class R1, Class R3, Class R4 and Class R5 shares, respectively.

During the year ended May 31, 2012, there were no waivers or reimbursements related to the above agreements.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2012 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3 and Class R4 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Fund pays for certain other services. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $5,709,180 for the year ended May 31, 2012. Of this amount, $695,738 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $4,722,160 was paid as sales commissions to broker-dealers and $291,282 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2012, CDSCs received by the Distributor amounted to $245,295 and $180,248 for Class B and Class C shares, respectively.

Annual report | Income Fund 49

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$5,434,895	$3,674,665
Class B	1,708,377	346,545
Class C	7,284,828	1,478,895
Class I	—	561,480
Class R1	77,515	3,556
Class R2	62	8
Class R3	17,265	922
Class R4	5,525	529
Class R5	2,514	2,364
Class R6	—	26
Total	$14,530,981	$6,068,990

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2012 and 2011 were as follows:

		Year ended 5-31-12		Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	95,512,896	$628,814,926	128,108,796	$851,148,552
Distributions reinvested	14,655,272	95,683,699	11,443,690	76,109,362
Repurchased	(98,817,162)	(643,206,378)	(63,142,701)	(420,900,481)

Net increase	11,351,006	$81,292,247	76,409,785	$506,357,433

Class B shares

Sold	9,257,852	$60,800,479	8,298,671	$55,101,464
Distributions reinvested	1,137,255	7,421,525	974,846	6,469,980
Repurchased	(6,640,594)	(43,426,471)	(8,074,583)	(53,569,007)

Net increase	3,754,513	$24,795,533	1,198,934	$8,002,437

50 Income Fund | Annual report

		Year ended 5-31-12		Year ended 5-31-11
	Shares	Amount	Shares	Amount
Class C shares

Sold	36,909,992	$243,001,254	44,154,740	$293,716,605
Distributions reinvested	4,413,716	28,797,405	2,962,913	19,714,634
Repurchased	(21,792,090)	(142,218,100)	(12,858,627)	(85,526,331)

Net increase	19,531,618	$129,580,559	34,259,026	$227,904,908

Class I shares

Sold	63,379,175	$414,234,575	60,382,422	$404,086,714
Distributions reinvested	3,969,935	25,903,448	1,939,247	12,970,648
Repurchased	(52,580,154)	(342,933,608)	(10,138,767)	(67,646,577)

Net increase	14,768,956	$97,204,415	52,182,902	$349,410,785

Class R1 shares

Sold	1,049,608	$6,896,593	731,255	$4,890,569
Distributions reinvested	70,289	460,131	64,923	431,407
Repurchased	(581,291)	(3,788,613)	(619,291)	(4,154,008)

Net increase	538,606	$3,568,111	176,887	$1,167,968

Class R2 shares[1]

Sold	15,129	$100,000	—	—

Net increase	15,129	$100,000	—	—

Class R3 shares

Sold	362,044	$2,383,137	209,263	$1,396,671
Distributions reinvested	24,469	159,393	8,336	55,883
Repurchased	(70,190)	(455,981)	(41,529)	(275,048)

Net increase	316,323	$2,086,549	176,070	$1,177,506

Class R4 shares

Sold	316,445	$2,074,885	70,831	$469,354
Distributions reinvested	14,647	95,729	10,916	72,417
Repurchased	(80,923)	(530,553)	(59,047)	(389,673)

Net increase	250,169	$1,640,061	22,700	$152,098

Class R5 shares

Sold	1,578,514	$10,437,836	305,421	$1,971,091
Distributions reinvested	68,107	444,174	17,566	117,063
Repurchased	(260,984)	(1,693,912)	(47,717)	(319,401)

Net increase	1,385,637	$9,188,098	275,270	$1,768,753

Class R6 shares[2]

Sold	17,917	$117,722	—	—
Distributions reinvested	28	181	—	—

Net increase	17,945	$117,903	—	—

Net increase	51,929,902	$349,573,476	164,701,574	$1,095,941,888

1 Period from 3-1-12 (inception date) to 5-31-12.

2 Period from 9-1-11 (inception date) to 5-31-12.

Affiliates of the Fund owned 100% and 85% of shares of beneficial interest of Class R2 and Class R6, respectively, on May 31, 2012.

Annual report | Income Fund 51

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $1,483,699,784 and $1,287,147,716, respectively, for the year ended May 31, 2012. Purchases and sales of U.S. Treasury obligations aggregated $76,980,238 and $21,113,445, respectively, for the year ended May 31, 2012.

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended May 31, 2012 is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Greektown Superholdings, Inc.,	8,564	8,564	—	—	$451,494
Common stock
Bought: none
Sold: none

Greektown Superholdings, Inc.,	164,947	159,488	($137,840)	—	$11,802,112
Preferred securities
Bought: none
Sold: 5,459

52 Income Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Strategic Series and
Shareholders of John Hancock Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Income Fund (formerly John Hancock Strategic Income Fund) (the “Fund”) at May 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian, agent banks and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 23, 2012

Annual report | Income Fund 53

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2012.

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Eligible shareholders will be mailed a 2012 Form 1099-DIV in early 2013. This will reflect the tax character of all distributions paid in calendar year 2012.

54 Income Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Steven R. Pruchansky, Born: 1944	1994	49

Chairman (since January 2011); Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000);
Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

William H. Cunningham, Born: 1944	1987	49

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director of the following: LIN Television
(since 2009); Lincoln National Corporation (insurance) (Chairman since 2009 and Director since 2006);
Resolute Energy Corporation (since 2009); Nanomedical Systems, Inc. (biotechnology company)
(Chairman since 2008); Yorktown Technologies, LP (tropical fish) (Chairman since 2007); Greater Austin
Crime Commission (since 2001); Southwest Airlines (since 2000); former Director of the following:
Introgen (manufacturer of biopharmaceuticals) (until 2008); Hicks Acquisition Company I, Inc. (until
2007); Jefferson-Pilot Corporation (diversified life insurance company) (until 2006); and former Advisory
Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Deborah C. Jackson, Born: 1952	2008	49

President, Cambridge College, Cambridge, Massachusetts (since May 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–May 2011); Board of Directors of Eastern Bank
Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001);
Board of Directors of American Student Assistance Corp. (1996–2009); Board of Directors of Boston
Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Stanley Martin,[2] Born: 1947	2008	49

Director, The St. Joe Company (real estate development company) (since May 2012); Senior Vice
President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006); Executive Vice
President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive Vice President,
Republic New York Corporation & Republic National Bank of New York (1998–2000); Partner, KPMG
LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2005	49

President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution)
(1989–2001); Senior Scientist, Sciences International (health research) (2000–2003); Former Assistant
Administrator & Deputy Administrator, Environmental Protection Agency (1983–1989); Principal,
Hollyhouse (consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Annual report | Income Fund 55

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	2005	49

Presidential Advisor for Global Initiatives, American Council on Education (since 2011); Chairperson of the Board of the Trust (during 2009 and 2010); Principal, PMP Globalinc (consulting) (2007–2011);
Senior Associate, Institute for Higher Education Policy (2007–2011); Executive Director, CIES
(international education agency) (until 2007); Vice President, Institute of International Education (until
2007); Former President Wells College, St. Lawrence University and the Association of Colleges and
Universities of the State of New York. Director of the following: Mutual Fund Directors Forum (since
2011); Niagara Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997);
ONBANK (until 1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison
(since 2007); Ford Foundation, International Fellowships Program (until 2007); UNCF, International
Development Partnerships (until 2005); Roth Endowment (since 2002); Council for International
Educational Exchange (since 2003).

Gregory A. Russo, Born: 1949	2008	49

Director and Audit Committee Chairman (since May 2012) and Member of Finance and Audit
Committees of NCH Healthcare System, Inc. (since 2011) (holding company for multi-entity health care system); Director and Member of Finance Committee of The Moorings, Inc. (nonprofit continuing care community) (since May 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–
2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1985–1995); Director, Treasurer and Chairman of Audit
and Finance Committees, Putnam Hospital Center (1990–2000); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1997).

Non-Independent Trustees[3]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Hugh McHaffie, Born: 1959	2010	49

Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
President of John Hancock Variable Insurance Trust and John Hancock Funds II (since 2009); Trustee,
John Hancock retail funds (since 2010); Chairman and Director, John Hancock Advisers, LLC,
John Hancock Investment Management Services, LLC and John Hancock Funds, LLC (since 2010).

John G. Vrysen, Born: 1955	2009	49

Senior Vice President, John Hancock Financial Services (since 2006); Director, Executive Vice President and Chief Operating Officer, John Hancock Advisers, LLC, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2005); Chief Operating Officer, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2007); Chief Operating Officer, John Hancock retail funds (until 2009); Trustee, John Hancock retail funds (since 2009).

56 Income Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, John Hancock Financial Services (since 2004); Director, President and Chief
Executive Officer, John Hancock Advisers, LLC and John Hancock Funds, LLC (since 2005); Director,
John Hancock Asset Management a division of Manulife Asset Management (US) LLC (since 2005);
Director, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock retail funds (since 2005); Member, Investment Company Institute Sales
Force Marketing Committee (since 2003).

Andrew G. Arnott, Born: 1971	2009

Senior Vice President and Chief Operating Officer
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); Executive Vice President, John Hancock Funds, LLC (since
2004); Chief Operating Officer, John Hancock retail funds (since 2009); Senior Vice President,
John Hancock retail funds (since 2010); Vice President, John Hancock Funds II and John Hancock
Variable Insurance Trust (since 2006); Senior Vice President, Product Management and Development,
John Hancock Funds, LLC (until 2009).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Advisers, LLC, John Hancock Investment Management Services, LLC and John Hancock
Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds, John Hancock
Funds II and John Hancock Variable Insurance Trust (since 2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Funds II, John Hancock Variable Insurance Trust, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Funds II and John Hancock Variable Insurance Trust
(since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (2005–2007); Vice President,
Goldman Sachs (2005–2007).

Annual report | Income Fund 57

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2010); Treasurer, John Hancock closed-end funds (since 2009);
Assistant Treasurer, John Hancock Funds II and John Hancock Variable Insurance Trust (since 2010) and
(2007–2009); Assistant Treasurer, John Hancock retail funds (2007–2009); Assistant Treasurer, Fidelity
Group of Funds (2005–2007); Vice President, Fidelity Management Research Company (2005–2007).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Member of Audit Committee.

3 Because Messrs. McHaffie and Vrysen are senior executives or directors with the Adviser and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Fund.

58 Income Fund | Annual report

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Income Fund 59

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Income Fund.	91A 5/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	7/12

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2012, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Effective July 25, 2012, Gregory A. Russo is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

Prior to July 25, 2012, Stanley Martin was the audit committee financial expert and was “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2012 and 2011. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2012	May 31, 2011

John Hancock Income Fund (formerly
John Hancock Strategic Income Fund)	$50,207	$40,473

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2012	May 31, 2011

John Hancock Income Fund	$784	$347

Amounts billed to control affiliates were $96,255 and $91,670 for the fiscal years ended May 31, 2012 and 2011, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2012 and 2011. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2012	May 31, 2011

John Hancock Income Fund	$3,128	$2,979

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2012 and 2011 amounted to the following:

Fund	May 31, 2012	May 31, 2011

John Hancock Income Fund	$1,311	$182

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2012, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2012 and 2011 amounted to the following:

Trust	May 31, 2012	May 31, 2011

John Hancock Strategic Series	$3,335,685	$1,912,123

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. Effective July 25, 2012, the members of the audit committee are as follows:

Gregory A. Russo - Chairman
Dr. John A. Moore
Steven R. Pruchansky

Prior to July 25, 2012, the members of the audit committee were as follows:

Stanley Martin - Chairman
Dr. John A. Moore
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	July 23, 2012

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	July 23, 2012